Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 10 — Commitments and Contingencies

Operating Leases

The Company leases an office facility and a production / warehouse facility under two non-cancelable operating leases that expire in May 2019 and June 2027, respectively. Future minimum rental and lease commitments under non-cancelable operating leases with terms in excess of one year as of June 30, 2018, are as follows:

Amount
Fiscal year ending December 31:
2018	$139,920
2019	249,090
2020	230,640
2021	230,640
2022	230,755
Thereafter	1,043,315
Total minimum lease payments	$2,124,360

Rent expense, including deferred rent expense of $209,881, incurred pursuant to operating leases for the six months ended June 30, 2018 and 2017, was $105,316 and $0, respectively.

Litigation

There are no legal proceedings which are pending or have been threatened against us or any of our officers, directors or control persons of which management is aware.

Note 10 — Commitments and Contingencies

Operating Leases

The Company leases an office facility and a production / warehouse facility under two non-cancelable operating leases that expire in May 2019 and June 2027, respectively. Future minimal rental and lease commitments under non-cancelable operating leases with terms in excess of one year as of December 31, 2017, are as follows:

Amount
Fiscal year ending December 31:
2018	$162,270
2019	249,090
2020	230,640
2021	230,640
2022	230,755
Thereafter	1,043,315
Total minimum lease payments	$2,146,710

Rent expense, including deferred rent expense of $104,565, incurred pursuant to operating leases for the year ended December 31, 2017, was $112,815.

Litigation

There are no legal proceedings which are pending or have been threatened against us or any of our officers, directors or control persons of which management is aware.